UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):	[X] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		704-644-5548
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	February 24, 2006

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	78
Form 13F Information Table Value Total: $119,013

List of Other Included Managers:

NONE


   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

Abbott Laboratories	COM		002824100	2042	51829	SH		SOLE			51829
Accenture Ltd		CL A		G1150G111	1186	41072	SH		SOLE			41072
Adobe Sys Inc.		COM		0072F101	2933	79441	SH		SOLE			79441
Aegon NV ISIN		OAR		007924103	740	45371	SH		SOLE			45371
Aflac Inc		COM		001055102	2434	52488	SH		SOLE			52488
Allied Irish Banks	ADR		019228402	149	3465	SH		SOLE			3465
Amer Intl Group Inc	COM		026874107	1384	20313	SH		SOLE			20313
American		COM		02886P109	2458	63407	SH		SOLE			63407
Astrazeneca		ADR		046353108	138	3105	SH		SOLE			3105
Avaya Inc		COM		053499109	2388	223979	SH		SOLE			223979
Axa SA Each Repstg	ADR		054536107	1042	32669	SH		SOLE			32669
Bank Of Montreal Qu	COM		063671101	151	2707	SH		SOLE			2707
BB&T Corp		COM		054937107	1604	38318	SH		SOLE			38318
BHP Billiton LTD	ADR		088606108	1486	44476	SH		SOLE			44476
Biomet Inc		COM		090613100	1167	31943	SH		SOLE			31943
Canon Inc Adr New	ADR		138006309	789	13420	SH		SOLE			13420
China Mobile Hong K	ADR		16941M109	2006	83431	SH		SOLE			83431
Cisco Sys Inc		COM		17275R102	1137	66417	SH		SOLE			66417
Conco Phillips		COM		20825C105	2921	50253	SH		SOLE			50253
Credit Suisse Group	ADR		225401108	765	15293	SH		SOLE			15293
Ctrip.Com Intl Ltd	ADR		22943F100	1932	33460	SH		SOLE			33460
Dassault Systemes S	ADR		237545108	158	2788	SH		SOLE			2788
Dollar General Corp	COM		256669102	2558	134244	SH		SOLE			134244
Ecolab Inc		COM		278865100	1665	45961	SH		SOLE			45961
Emerson Electric Co	COM		291011104	2196	29436	SH		SOLE			29436
Encana Corp		COM		292505104	3016	66842	SH		SOLE			66842
Express Scripts Inc	COM		302182100	3881	46335	SH		SOLE			46335
Fifth Third Bancorp	COM		316773100	1931	51245	SH		SOLE			51245
First Horizon Natl	COM		320517105	2541	66155	SH		SOLE			66155
Fiserv Inc		COM		337738108	1661	38443	SH		SOLE			38443
Gallagher Arthur J	COM		363576109	1864	60455	SH		SOLE			60455
General Dynamics	COM		369550108	2688	23593	SH		SOLE			23593
Goldcorp Inc New	COM		380956409	394	17667	SH		SOLE			17667
Goldman Sachs Group	COM		38141G104	3512	27648	SH		SOLE			27648
Heartland Express	COM		422347104	1789	88310	SH		SOLE			88310
Hsbc Hldgs Plc		COM		404280406	206	2566	SH		SOLE			2566
Huaneng Power Intl	ADR		443304100	551	21027	SH		SOLE			21027
Infosys Technologie	ADR		456788108	153	1829	SH		SOLE			1829
Intel Corp		COM		458140100	503	20155	SH		SOLE			20155
Itt Inds Inc		COM		450911102	1883	18344	SH		SOLE			18344
Jabil Circuit Inc	COM		466313103	2983	80514	SH		SOLE			80514
Kimberly Clark Corp	COM		494368103	1709	28684	SH		SOLE			28684
Kookmin BK New Spon	ADR		50049M109	1815	24293	SH		SOLE			24293
Kyocera Corp		ADR		501556203	540	7375	SH		SOLE			7375
Maxim Integrated Pr	COM		57772K101	1114	30736	SH		SOLE			30736
Mcgraw-Hill Cos Inc	COM		580645109	2153	41765	SH		SOLE			41765
Mitsubishi Ufj Finl	ADR		606822104	1962	143331	SH		SOLE			143331
Morgan Stanley		COM		617446448	2035	36215	SH		SOLE			36215
Nippon Teleg		ADR		654624105	288	12458	SH		SOLE			12458
Nokia Corp 		ADR		654902204	2879	157479	SH		SOLE			157479
Nomura Hldgs Inc Sp	ADR		65535H208	1526	79415	SH		SOLE			79415
Patterson Cos Inc	COM		703395103	1692	50713	SH		SOLE			50713
Quality Sys Inc		COM		747582104	3367	43893	SH		SOLE			43893
Research in Motion	COM		760975102	2223	33713	SH		SOLE			33713
Rio Tinto Plc		ADR		767204100	640	3500	SH		SOLE			3500
Roper Inds 		COM		776696106	202	5104	SH		SOLE			5104
Royal Gold Inc		COM		780287108	4226	121802	SH		SOLE			121802
SAP AG 			ADR		803054204	307	6707	SH		SOLE			6707
Shire Pharmaceutica	COM		82481R106	930	23978	SH		SOLE			23978
SK Telcom Co LTD AD	COM		78440P108	1089	53672	SH		SOLE			53672
Smith & Nephew Plc	ADR		83175M205	554	11943	SH		SOLE			11943
Stryker Corp		COM		863667101	1824	41096	SH		SOLE			41096
Synovus Finl Corp	COM		87161C105	496	18370	SH		SOLE			18370
Sysco Corp		COM		871829107	2802	90332	SH		SOLE			90332
Taiwan Semiconductor	ADR		874039100	157	15844	SH		SOLE			15844
Taro Pharmaceutical	ORD		M8737E108	74	5295	SH		SOLE			5295
Teva Pharmaceutical	ADR		881624209	197	4432	SH		SOLE			4432
TNT N V			ADR		87260W101	1114	35589	SH		SOLE			35589
Transocean Inc.		ORD		G90078109	599	8600	SH		SOLE			8600
Trend Micro Inc		COM		89486M206	95	2398	SH		SOLE			2398
UBS AG			COM		H8920M855	141	1482	SH		SOLE			1482
United Parcel Svc	COM		911312106	1901	25328	SH		SOLE			25328
United Utilities Pl	ADR		91311Q105	133	5512	SH		SOLE			5512
Valero Energy		COM		91913Y100	2712	52603	SH		SOLE			52603
Varian Medical Syst	COM		92220P105	4086	81234	SH		SOLE			81234
Vodafone Group		COM		92857W100	328	15271	SH		SOLE			15271
Waters Corp		COM		941848103	2409	63796	SH		SOLE			63796
Xilinx Inc		COM		983919101	1711	67945	SH		SOLE			67945